Financial instruments and risk management - Effectiveness of hedging relationships (Details) - GBP (£) £ in Millions	12 Months Ended
	Jun. 30, 2020	Jun. 30, 2019	Jun. 30, 2018
Disclosure of detailed information about hedges [line items]
Net financial assets(liabilities) at the beginning of the year	£ (13,122)
Net financial assets(liabilities) at the end of the year	(15,061)	£ (13,122)
Cash flow hedges
Disclosure of detailed information about hedges [line items]
Income statement	75	82	£ (6)
Income statement	(42)	(45)	7
Consolidated comprehensive income	173	79	(57)
Fair value hedges
Disclosure of detailed information about hedges [line items]
Fair value hedge hedged item at the beginning of the year	(103)	17
Instruments in fair value hedge relationship at the beginning of the year	1	2
Income statement - Fair value hedge hedged item	(86)	(120)
Income statement - Instruments in fair value hedge relationship	(1)	(1)
Fair value hedge hedged item at the end of the year	(189)	(103)	17
Instruments in fair value hedge relationship at the end of the year	0	1	2
Derivatives | Net investment hedges
Disclosure of detailed information about hedges [line items]
Net financial assets(liabilities) at the beginning of the year	(1)	(3)
Income statement	0	0
Consolidated comprehensive income	(1)	(25)
Other movements	2	27
Net financial assets(liabilities) at the end of the year	0	(1)	(3)
Derivatives | Cash flow hedges | Foreign currency debt risk
Disclosure of detailed information about hedges [line items]
Net financial assets(liabilities) at the beginning of the year	271	112
Income statement	75	82
Consolidated comprehensive income	146	98
Other movements	(23)	(21)
Net financial assets(liabilities) at the end of the year	469	271	112
Derivatives | Cash flow hedges | Currency risk
Disclosure of detailed information about hedges [line items]
Net financial assets(liabilities) at the beginning of the year	(57)	(16)
Income statement	(47)	(24)
Consolidated comprehensive income	(1)	(41)
Other movements	47	24
Net financial assets(liabilities) at the end of the year	(58)	(57)	(16)
Derivatives | Cash flow hedges | Commodity price risk
Disclosure of detailed information about hedges [line items]
Net financial assets(liabilities) at the beginning of the year	(9)	0
Income statement	(8)	0	0
Consolidated comprehensive income	(3)	(9)
Other movements	11	0
Net financial assets(liabilities) at the end of the year	(9)	(9)	0
Derivatives | Fair value hedges | Interest rate risk
Disclosure of detailed information about hedges [line items]
Net financial assets(liabilities) at the beginning of the year	104	(15)
Income statement	85	119
Net financial assets(liabilities) at the end of the year	£ 189	£ 104	£ (15)